SCHEDULE OF COMPONENTS OF DEFERRED TAX ASSETS AND LIABILITIES (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Deferred tax assets
Tax loss carry forwards	$ 315,440	$ 356,735	$ 290,752
Allowance for credit loss	4,668
Unrealized foreign exchange (gain)/loss	29,384
Operating lease liabilities	220,410	274,292	87,862
Total deferred tax assets, gross	569,902	631,027	378,614
Less: Valuation allowance	(349,492)	(356,735)	(290,752)
Total deferred tax assets, net of valuation allowance	220,410	274,292	87,862
Net off against deferred tax liabilities	(220,410)	(274,292)	(87,862)
Net deferred tax assets
Deferred tax liabilities
Operating lease right-of-use assets	(220,410)	(274,292)	(87,862)
Total deferred tax liabilities	(220,410)	(274,292)	(87,862)
Net off against deferred tax assets	220,410	274,292	87,862
Net deferred tax liabilities